Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 26,202	$ 26,469
Production costs	(19,981)	(23,216)
Depletion and amortization	(4,649)	(4,708)
Cost of Sales	(24,630)	(27,924)
Gross Profit (Loss)	1,572	(1,455)
Administrative expenses	(4,630)	(3,448)
Share-based payments	(1,875)	(1,102)
Amortization	(391)	(272)
General and administrative expenses	(6,896)	(4,822)
Exploration	(4,032)	(3,853)
Other (expenses) income, net	(373)	782
Finance (expenses) income, net	(2,508)	295
Loss before income taxes	(12,237)	(9,053)
Income tax expense	(3,783)	(1,022)
Net Loss	(16,020)	(10,075)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	(2,374)	2,116
Total other comprehensive (loss) income	(2,374)	2,116
Total comprehensive loss	$ (18,394)	$ (7,959)
Loss per share
Basic and diluted	$ (0.55)	$ (0.49)
Weighted average number of shares
Basic and diluted	28,881,800	20,674,866